Document and Entity Information	0 Months Ended
Mar. 31, 2015
Risk/Return:
Document Type	497
Document Period End Date	Mar. 31, 2015
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Mar. 31, 2015
Document Effective Date	Mar. 31, 2015
Prospectus Date	Aug. 28, 2014
MFS® Lifetime Income Fund | A
Risk/Return:
Trading Symbol	MLLAX
MFS® Lifetime Income Fund | B
Risk/Return:
Trading Symbol	MLLBX
MFS® Lifetime Income Fund | C
Risk/Return:
Trading Symbol	MLLCX
MFS® Lifetime Income Fund | I
Risk/Return:
Trading Symbol	MLLIX
MFS® Lifetime Income Fund | R1
Risk/Return:
Trading Symbol	MLLEX
MFS® Lifetime Income Fund | R2
Risk/Return:
Trading Symbol	MLLGX
MFS® Lifetime Income Fund | R3
Risk/Return:
Trading Symbol	MLLHX
MFS® Lifetime Income Fund | R4
Risk/Return:
Trading Symbol	MLLJX
MFS® Lifetime Income Fund | 529A
Risk/Return:
Trading Symbol	MLLQX
MFS® Lifetime Income Fund | 529B
Risk/Return:
Trading Symbol	MLLRX
MFS® Lifetime Income Fund | 529C
Risk/Return:
Trading Symbol	MLLSX
MFS® Lifetime 2020 Fund | A
Risk/Return:
Trading Symbol	MFLAX
MFS® Lifetime 2020 Fund | B
Risk/Return:
Trading Symbol	MFLBX
MFS® Lifetime 2020 Fund | C
Risk/Return:
Trading Symbol	MFLCX
MFS® Lifetime 2020 Fund | I
Risk/Return:
Trading Symbol	MFLIX
MFS® Lifetime 2020 Fund | R1
Risk/Return:
Trading Symbol	MFLEX
MFS® Lifetime 2020 Fund | R2
Risk/Return:
Trading Symbol	MFLGX
MFS® Lifetime 2020 Fund | R3
Risk/Return:
Trading Symbol	MFLHX
MFS® Lifetime 2020 Fund | R4
Risk/Return:
Trading Symbol	MFLJX
MFS® Lifetime 2030 Fund | A
Risk/Return:
Trading Symbol	MLTAX
MFS® Lifetime 2030 Fund | B
Risk/Return:
Trading Symbol	MLTBX
MFS® Lifetime 2030 Fund | C
Risk/Return:
Trading Symbol	MLTCX
MFS® Lifetime 2030 Fund | I
Risk/Return:
Trading Symbol	MLTIX
MFS® Lifetime 2030 Fund | R1
Risk/Return:
Trading Symbol	MLTEX
MFS® Lifetime 2030 Fund | R2
Risk/Return:
Trading Symbol	MLTGX
MFS® Lifetime 2030 Fund | R3
Risk/Return:
Trading Symbol	MLTHX
MFS® Lifetime 2030 Fund | R4
Risk/Return:
Trading Symbol	MLTJX
MFS® Lifetime 2040 Fund | A
Risk/Return:
Trading Symbol	MLFAX
MFS® Lifetime 2040 Fund | B
Risk/Return:
Trading Symbol	MLFBX
MFS® Lifetime 2040 Fund | C
Risk/Return:
Trading Symbol	MLFCX
MFS® Lifetime 2040 Fund | I
Risk/Return:
Trading Symbol	MLFIX
MFS® Lifetime 2040 Fund | R1
Risk/Return:
Trading Symbol	MLFEX
MFS® Lifetime 2040 Fund | R2
Risk/Return:
Trading Symbol	MLFGX
MFS® Lifetime 2040 Fund | R3
Risk/Return:
Trading Symbol	MLFHX
MFS® Lifetime 2040 Fund | R4
Risk/Return:
Trading Symbol	MLFJX
MFS® Lifetime 2050 Fund | A
Risk/Return:
Trading Symbol	MFFSX
MFS® Lifetime 2050 Fund | B
Risk/Return:
Trading Symbol	MFFRX
MFS® Lifetime 2050 Fund | C
Risk/Return:
Trading Symbol	MFFDX
MFS® Lifetime 2050 Fund | I
Risk/Return:
Trading Symbol	MFFIX
MFS® Lifetime 2050 Fund | R1
Risk/Return:
Trading Symbol	MFFMX
MFS® Lifetime 2050 Fund | R2
Risk/Return:
Trading Symbol	MFFNX
MFS® Lifetime 2050 Fund | R3
Risk/Return:
Trading Symbol	MFFOX
MFS® Lifetime 2050 Fund | R4
Risk/Return:
Trading Symbol	MFFPX
MFS® Lifetime 2015 Fund | A
Risk/Return:
Trading Symbol	LFTDX
MFS® Lifetime 2015 Fund | B
Risk/Return:
Trading Symbol	LFTBX
MFS® Lifetime 2015 Fund | C
Risk/Return:
Trading Symbol	LFTCX
MFS® Lifetime 2015 Fund | I
Risk/Return:
Trading Symbol	LFTIX
MFS® Lifetime 2015 Fund | R1
Risk/Return:
Trading Symbol	LFTRX
MFS® Lifetime 2015 Fund | R2
Risk/Return:
Trading Symbol	LFTSX
MFS® Lifetime 2015 Fund | R3
Risk/Return:
Trading Symbol	LFTTX
MFS® Lifetime 2015 Fund | R4
Risk/Return:
Trading Symbol	LFTUX
MFS® Lifetime 2025 Fund | B
Risk/Return:
Trading Symbol	LTTBX
MFS® Lifetime 2025 Fund | C
Risk/Return:
Trading Symbol	LTTCX
MFS® Lifetime 2025 Fund | I
Risk/Return:
Trading Symbol	LTTIX
MFS® Lifetime 2025 Fund | R1
Risk/Return:
Trading Symbol	LTTRX
MFS® Lifetime 2025 Fund | R2
Risk/Return:
Trading Symbol	LTTSX
MFS® Lifetime 2025 Fund | R3
Risk/Return:
Trading Symbol	LTTTX
MFS® Lifetime 2025 Fund | R4
Risk/Return:
Trading Symbol	LTTUX
MFS® Lifetime 2025 Fund | A
Risk/Return:
Trading Symbol	LTTAX
MFS® Lifetime 2035 Fund | A
Risk/Return:
Trading Symbol	LFEAX
MFS® Lifetime 2035 Fund | B
Risk/Return:
Trading Symbol	LFEBX
MFS® Lifetime 2035 Fund | C
Risk/Return:
Trading Symbol	LFECX
MFS® Lifetime 2035 Fund | I
Risk/Return:
Trading Symbol	LFEDX
MFS® Lifetime 2035 Fund | R1
Risk/Return:
Trading Symbol	LFERX
MFS® Lifetime 2035 Fund | R2
Risk/Return:
Trading Symbol	LFESX
MFS® Lifetime 2035 Fund | R3
Risk/Return:
Trading Symbol	LFETX
MFS® Lifetime 2035 Fund | R4
Risk/Return:
Trading Symbol	LFEUX
MFS® Lifetime 2045 Fund | A
Risk/Return:
Trading Symbol	LTMAX
MFS® Lifetime 2045 Fund | B
Risk/Return:
Trading Symbol	LTMBX
MFS® Lifetime 2045 Fund | C
Risk/Return:
Trading Symbol	LTMDX
MFS® Lifetime 2045 Fund | I
Risk/Return:
Trading Symbol	LTMKX
MFS® Lifetime 2045 Fund | R1
Risk/Return:
Trading Symbol	LTMRX
MFS® Lifetime 2045 Fund | R2
Risk/Return:
Trading Symbol	LTMSX
MFS® Lifetime 2045 Fund | R3
Risk/Return:
Trading Symbol	LTMTX
MFS® Lifetime 2045 Fund | R4
Risk/Return:
Trading Symbol	LTMUX
MFS® Lifetime 2055 Fund | A
Risk/Return:
Trading Symbol	LFIAX
MFS® Lifetime 2055 Fund | B
Risk/Return:
Trading Symbol	LFIBX
MFS® Lifetime 2055 Fund | C
Risk/Return:
Trading Symbol	LFICX
MFS® Lifetime 2055 Fund | I
Risk/Return:
Trading Symbol	LFIIX
MFS® Lifetime 2055 Fund | R1
Risk/Return:
Trading Symbol	LFIRX
MFS® Lifetime 2055 Fund | R2
Risk/Return:
Trading Symbol	LFISX
MFS® Lifetime 2055 Fund | R3
Risk/Return:
Trading Symbol	LFITX
MFS® Lifetime 2055 Fund | R4
Risk/Return:
Trading Symbol	LFIUX